Stockholders' Equity - Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted [Line Items]
Expected volatility	95.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted [Line Items]
Stock price (in Dollars per share)	$ 7.2	$ 280.8
Exercise price (in Dollars per share)	$ 6.9	$ 286.2
Risk-free interest rate	3.54%	4.07%
Expected volatility		90.00%
Expected term (years)	1 year 6 months	3 years 10 months 9 days
Maximum [Member]
Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted [Line Items]
Stock price (in Dollars per share)	$ 16.8	$ 318
Exercise price (in Dollars per share)	$ 25.41	$ 381.6
Risk-free interest rate	3.98%	4.40%
Expected volatility		105.00%
Expected term (years)	5 years	5 years